TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As of June 30, 2024	As of December 31, 2023
Current
Trade payables(i)	890	1,862
Accruals (ii)	4,332	7,656
Indirect taxes	1,436	1,180
Other payables	300	95
	6,958	10,793
(i) Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.
(ii) Included in accruals is $1,500 (2023: $4,709) related to financial liabilities which is comprised of accrued media partnership costs and other unbilled operational expenses.